Contract liabilities - Summary of contract liabilities (Details) - GBP (£) £ in Millions	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Contract liabilities [abstract]
Current	£ 96	£ 127
Non-current	2,418	2,119
Total contract liabilities	£ 2,514	£ 2,246	£ 2,006